Expenses	12 Months Ended
Jun. 30, 2025
Schedule Of Expenses
Expenses

Note 4. Expenses

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	519,631	592,385	456,904
Superannuation	1,073	894	1,151
Corporate and Consultants	2,680,374	1,264,728	739,380
Finance Charges	357,958	695,312	359,031

	3,559,036	2,553,319	1,556,466

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025